Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 333-105659

SCHRODER GLOBAL SERIES TRUST

Schroder North American Equity Fund

Supplement dated November 12, 2015 to

the Prospectus dated March 1, 2015, as supplemented

This supplement to the  Prospectus (the “Prospectus”) of Schroder North American Equity Fund (the “Fund”) reflects the appointment of Ayse Serinturk as portfolio manager of the Fund and the resignation of Stuart Adrian as a portfolio manager of the Fund.

As of the date hereof, the disclosure in the Prospectus in the “Management of the Fund” section under the heading “Portfolio Managers” is hereby replaced with the following:

Portfolio Managers —

Justin Abercrombie, Head of Quantitative Equity Products and Lead Portfolio Manager, has managed the Fund since its inception in 2003.

Ben Corris, CFA, Portfolio Manager, has managed the Fund since 2011.

Stephen Langford, CFA, Portfolio Manager, has managed the Fund since 2011.

James Larkman, Portfolio Manager, has managed the Fund since 2010.

Ayse Serinturk, Portfolio Manager, has managed the Fund since 2015.

In addition, the listing of Stuart Adrian on page 135 of the Prospectus under “Management of the Funds — Portfolio Management” for the Fund is hereby deleted and replaced with the following with respect to Ayse Serinturk:

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE
Schroder North American Equity Fund	Ayse Serinturk	Portfolio Manager	2015

Ms. Serinturk joined the Schroders organization in 2007 and is a member of the team responsible for investment strategy implementation. She holds a BA (first class) in Philosophy and an MA in Metaphysics from the University of Nottingham.

PRO-SUP-11-2015-1

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 333-105659

SCHRODER GLOBAL SERIES TRUST

Schroder North American Equity Fund

Supplement dated November 12, 2015 to
the Statement of Additional Information dated September 28, 2015, as supplemented

This supplement to the Statement of Additional Information (“SAI”) of Schroder North American Equity Fund (the “Fund”) reflects the appointment of Ayse Serinturk as portfolio manager of the Fund and the resignation of Stuart Adrian as a portfolio manager of the Fund.

The list of portfolio managers for the Fund under the heading “Portfolio Managers” on page 42 of the SAI is hereby amended for the Fund to add Ayse Serinturk and to remove Stuart Adrian.

In addition, the listing of Stuart Adrian in the table in the section entitled “Portfolio Managers — Other Accounts Managed” on page 45 of the SAI is hereby deleted and replaced with the following information for the Fund with respect to Ayse Serinturk, as of October 31, 2014:

	Number of accounts	Total Assets in Accounts	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance
Ayse Serinturk
Registered Investment Companies	4	$499,499,346	None	None
Other Pooled Investment Vehicles	22	$24,723,839,574	11	$1,621,746,866
Other Accounts	42	$19,631,691,286	14	$3,658,213,320

In addition, under the heading “Portfolio Managers — Compensation” on page 48 of the SAI describing the relevant external benchmarks used for purposes of performance comparison for determining bonuses, the phrase “FTSE North American Index and S&P 500 Index for Messrs. Abercrombie, Corris, Langford, Larkman, and Adrian as portfolio managers of Schroder North American Equity Fund” is hereby amended to add Ms. Serinturk and to delete Mr. Adrian.

SAI-SUP-11-2015